Virtus Asset Trust

101 Munson Street

Greenfield, Massachusetts 01301

July 25, 2018

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

1933 Act/Rule 497(j)

File Nos. 333-08045 and 811-07705

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on July 23, 2018.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4790 if you have any questions concerning this filing.

Sincerely, /s/ Jennifer Fromm Jennifer Fromm

cc: Ann Flood